Exhibit 99.1

Hyundai Auto Receivables Trust 2011-B
Monthly Servicing Report

Collection Period	September 2014
Distribution Date	10/15/2014
Transaction Month	40
30/360 Days	30
Actual/360 Days	30

I. ORIGINAL DEAL PARAMETERS

Cut off Date:		April 22, 2011
Closing Date:		May 18, 2011

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,057,739,792.32	59,025	4.54%	59.86
Original Adj. Pool Balance:		$1,010,117,970.23

		Dollar Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$204,000,000.00	19.286%	0.24828%		May 15, 2012
Class A-2 Notes	Fixed	$313,000,000.00	29.591%	0.59000%		March 17, 2014
Class A-3 Notes	Fixed	$277,000,000.00	26.188%	1.04000%		September 15, 2015
Class A-4 Notes	Fixed	$110,050,000.00	10.404%	1.65000%		February 15, 2017
Class B Notes	Fixed	$36,360,000.00	3.438%	2.27000%		February 15, 2017
Class C Notes	Fixed	$34,340,000.00	3.247%	2.86000%		March 15, 2017
Class D Notes	Fixed	$25,250,000.00	2.387%	3.51000%		November 15, 2017
Total Securities		$1,000,000,000.00	94.541%

Overcollateralization		$10,117,970.23	0.957%
YSOA		$47,621,822.09	4.502%
Total Original Pool Balance		$1,057,739,792.32	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Pool Factor	Balance	Pool Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$-	-	$-	-	$-
Class A-3 Notes	$-	-	$-	-	$-
Class A-4 Notes	$45,317,181.38	0.4117872	$34,221,552.06	0.3109637	$11,095,629.32
Class B Notes	$36,360,000.00	1.0000000	$36,360,000.00	1.0000000	$-
Class C Notes	$34,340,000.00	1.0000000	$34,340,000.00	1.0000000	$-
Class D Notes	$25,250,000.00	1.0000000	$25,250,000.00	1.0000000	$-
Total Securities	$141,267,181.38	0.1412672	$130,171,552.06	0.1301716	$11,095,629.32

Weighted Avg. Coupon (WAC)	4.71%		4.73%
Weighted Avg. Remaining Maturity (WARM)	24.11		23.25
Pool Receivables Balance	$167,673,214.82		$156,073,983.16
Remaining Number of Receivables	24,401		23,749

Adjusted Pool Balance	$161,469,540.78		$150,373,911.46

III. COLLECTIONS

Principal:
Principal Collections	$11,320,432.22
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$203,387.10
Total Principal Collections	$11,523,819.32

Interest:
Interest Collections	$660,221.15
Late Fees & Other Charges	$27,245.94
Interest on Repurchase Principal	$-
Total Interest Collections	$687,467.09

Collection Account Interest	$211.82
Reserve Account Interest	$104.16
Servicer Advances	$-

Total Collections	$12,211,602.39

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Hyundai Auto Receivables Trust 2011-B
Monthly Servicing Report

Collection Period	September 2014
Distribution Date	10/15/2014
Transaction Month	40
30/360 Days	30
Actual/360 Days	30

IV. DISTRIBUTIONS

Total Collections					$12,211,602.39
Reserve Account Available					$5,050,589.85
Total Available for Distribution					$17,262,192.24
		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$139,727.68		$139,727.68	$139,727.68
Collection Account Interest					$211.82
Late Fees & Other Charges					$27,245.94
Total due to Servicer					$167,185.44

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$-		$-
Class A-3 Notes		$-		$-
Class A-4 Notes		$62,311.12		$62,311.12

Total Class A interest:		$62,311.12		$62,311.12	$62,311.12

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$68,781.00		$68,781.00	$68,781.00

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$81,843.67		$81,843.67	$81,843.67

7. Third Priority Principal Distribution:		$-		$-	$-

8. Class D Noteholders Interest:		$73,856.25		$73,856.25	$73,856.25

Available Funds Remaining:					$11,757,624.91

Reserve Account Release					$-
Reserve Account Draw					$-

9. Regular Principal Distribution Amount:					$11,095,629.32

		Distributable Amount		Paid Amount
Class A-1 Notes				$-
Class A-2 Notes				$-
Class A-3 Notes				$-
Class A-4 Notes				$11,095,629.32
Class A Notes Total:		$11,095,629.32		$11,095,629.32
Class B Notes Total:		$-		$-
Class C Notes Total:		$-		$-
Class D Notes Total:		$-		$-
Total Noteholders Principal		$11,095,629.32		$11,095,629.32

10. Required Deposit to Reserve Account					0.00

11. Trustee Expenses					0.00

12. Remaining Available Collections Released to Certificateholder					661,995.59

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$6,203,674.04
Beginning Period Amount	$6,203,674.04
Current Period Amortization	$503,602.34
Ending Period Required Amount	$5,700,071.70
Ending Period Amount	$5,700,071.70
Next Distribution Date Amount	$5,219,846.87

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Hyundai Auto Receivables Trust 2011-B
Monthly Servicing Report

Collection Period	September 2014
Distribution Date	10/15/2014
Transaction Month	40
30/360 Days	30
Actual/360 Days	30

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.50%
Beginning Period Required Amount	$5,050,589.85
Beginning Period Amount	$5,050,589.85
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.5% of APB of cut-off date)	$5,050,589.85
Ending Period Amount	$5,050,589.85

VII. OVERCOLLATERALIZATION

Overcollateralization Target	2.00%
Overcollateralization Floor	2.00%
		Beginning	Ending	Target
Overcollateralization Amount		$20,202,359.40	$20,202,359.40	$20,202,359.40
Overcollateralization as a % of Original Adjusted Pool		2.00%	2.00%	2.00%
Overcollateralization as a % of Current Adjusted Pool		12.51%	13.43%	13.43%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	98.05%	23,285	97.22%	$151,741,932.50
30 - 60 Days	1.49%	354	2.13%	$3,320,326.27
61 - 90 Days	0.39%	93	0.53%	$831,023.44
91 + Days	0.07%	17	0.12%	$180,700.95
		23,749		$156,073,983.16
Total
Delinquent Receivables 61 + days past due	0.46%	110	0.65%	$1,011,724.39
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.36%	88	0.51%	$852,370.04
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.34%	85	0.49%	$878,997.02
Three-Month Average Delinquency Ratio	0.39%		0.55%

Repossession in Current Period		12		$121,216.65
Repossession Inventory		71		$68,560.49

Charge-Offs
Gross Principal of Charge-Off for Current Period				$278,799.44
Recoveries				$(203,387.10)
Net Charge-offs for Current Period				$75,412.34

Beginning Pool Balance for Current Period				$167,673,214.82

Net Loss Ratio				0.54%
Net Loss Ratio for 1st Preceding Collection Period				0.45%
Net Loss Ratio for 2nd Preceding Collection Period				0.95%
Three-Month Average Net Loss Ratio for Current Period				0.65%

Cumulative Net Losses for All Periods				$7,438,735.90
Cumulative Net Losses as a % of Initial Pool Balance				0.70%

Principal Balance of Extensions				$834,416.01
Number of Extensions				91

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